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                                            June 11, 2009

Securities and Exchange Commission
addressStreet450 5th Street, NW
CityplaceWashington, StateD.C. PostalCode20549-0506


Re:   Commonwealth Annuity and Life Insurance Company
      Separate Account A of Commonwealth Annuity and Life Insurance Company
        ("Registrant")
      Pre-effective Amendment No.1 to Initial Registration Statement on Form N-4 File Nos. 333-157121 and 811-22024

Dear Sirs:

Pursuant to Rule 472 under the Securities Act of 1933 ("1933 Act"), the above-captioned Registration hereby electronically file the above captioned Pre-effective Amendment No. 1 to its Registration Statement on Form N-4 for the flexible payment deferred variable annuity contracts to be offered through Separate Account A ("Registrant") of Commonwealth Annuity and Life Insurance Company ("Company"), File Nos. 333-157121 and 811-22024. We received the Staff's comments on this filing by letter dated April 3, 2007 from Mr. Craig Ruckman, and are responding to Mr. Ruckman under separate cover.

A.  RESPONSES TO STAFF WRITTEN COMMENTS

The Registrant is making the following changes in the enclosed prospectus pursuant to Staff comments (our responses will follow the order of the comments raised by the Staff in its letter).

The following paragraphs provide the Company's response to each comment raised by the Commission Staff. For the Staff's convenience, each of the Staff's comments is set forth in full below, and then the response follows.

    1.  GENERAL
        -------

        a. COMMENT: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or whether the company will be primarily responsible for paying out on any guarantees associated with the policy.

              RESPONSE: There are no guarantees or support agreements between the Company and third parties to support any of the Company's guarantees under the contract, and the Company is primarily responsible for paying out on any guarantees associated with the contract. The Company notes, however, that The Goldman Sachs

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              Group, Inc. ("Goldman Sachs") provided certain written
              assurances to the Commissioner of the Massachusetts Division of Insurance at the time it purchased the Company in December 2005, as disclosed in the Statement of Additional Information. Such assurances have been provided solely to the Commissioner by Goldman Sachs, are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide contract owners with any specific rights or recourse against Goldman Sachs.


        b. COMMENT: Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as the EDGAR class identifiers associated with the contract.

              RESPONSE: The contract name on the front cover pager of the prospectus, "Commonwealth Annuity Horizon," is and will continue to be the same as the EDGAR class identifiers associated with the contract, "Commonwealth Annuity Horizon," (C000075832).

        c. COMMENT: Please note that if you qualify for and intend to rely upon the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934, you must include a statement to that effect in the prospectus. See Release No. 33-8996 (January 8, 2009).

              RESPONSE: The Company intends to rely upon the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934, and have inserted a statement of reliance on page 11 of the prospectus under the caption "Commonwealth Annuity and Life Insurance Company."

    2.  SUMMARY (PP. 9-11)
        ------------------

        a. COMMENT: The first paragraph discloses that there might be state variations of the contract. Please include a statement noting that although there may be state variation, the prospectus discloses all the material features and benefits under the contract.

              RESPONSE: The Company has revised the disclosure to state that although there may be state variations to the contract, the prospectus discloses all the material features and benefits under the contract.

        b. COMMENT: On page 10, the prospectus notes that contractowner may elect to receive annuity payments on either a fixed or a variable basis. However, the "Annuity Payments" section on page 31 states that annuity payments are only available on a fixed basis. Please resolve the apparent discrepancy.

              RESPONSE: The Company has revised the disclosure to clarify that contractowner may elect to receive annuity payments on a fixed basis.

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    3.  DEATH BENEFIT (P. 26)
        ---------------------

        COMMENT: Please include an explicit statement regarding the effect partial withdrawals have upon the death benefit.

        RESPONSE: The Company has revised the disclosure to include a statement regarding the effect partial withdrawals have upon the death benefit.

    4.  TERMINATION OF CONTRACT (P. 28)
        -------------------------------

        COMMENT: Please disclose all potential scenarios which might result in termination of the contract, including but not limited to the option of the contract holder.

        RESPONSE: The Company has revised the Termination of Contract section of the prospectus to disclose all potential scenarios which might result in termination of the contract.

    5.  PART C - EXHIBITS
        -----------------

        COMMENT: Please confirm that all required exhibits will be filed by pre-effective amendment.

        RESPONSE: The Company confirms that all required exhibits are included in this pre-effective amendment, as listed under C. Exhibits, below.

    6.  POWER OF ATTORNEY
        -----------------

        COMMENT: Please provide a power of attorney that relates specifically to this new registration statement as required by Rule 483(b) of the 1933 Act. This means that each power of attorney must either (a) specifically list the `33 Act registration number of the initial filing, or (b) specifically name the contract or fund whose prospectus and/or SAI is being registered. The staff notes that the power of attorney filed as an exhibit does not list a `33 Act registration number and states a contract name other than the name used elsewhere in the registration statement.

        RESPONSE: An updated Power of Attorney, which references the 1933 Act registration number assigned to the initial filing, is included in this pre-effective amendment as Exhibit 8(b). The Company confirms that the contract will be known as the "Commonwealth Annuity Horizon," as used elsewhere in the registration statement.

    7.  EXCHANGE OFFER SUPPLEMENT
        -------------------------

        COMMENT: HOW THE EXCHANGE OFFER WORKS: Please clarify whether premium taxes will be deducted on either the surrender of the existing contract or upon purchase of the Horizon
        Variable Annuity.

        RESPONSE: The Company has revised the exchange offer supplements to disclose that it will not deduct premium taxes on either the surrender of the existing contract or upon purchase of the Horizon Variable Annuity.

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    8.  TANDY REPRESENTATIONS
        ---------------------

        COMMENT: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant and its management are in possession of all facts relating to the registrant's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

        RESPONSE: The Company and the Registrant hereby acknowledge that

          / / should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

          / / the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

          / / the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the country-regionplaceUnited States.

B. THE FOLLOWING ADDITIONAL CHANGES ARE BEING MADE IN THE PROSPECTUS AND THE REGISTRATION STATEMENT AT THE INITIATIVE OF THE REGISTRANT:

    1.   Underlying fund information and expense tables has been completed

    2. On page 18 of the prospectus: The Company has extended the "free look" provision applicable to IRAs from seven (7) days to ten (10) days.

    3. On page 19 of the prospectus, under the caption 3. Owners, Annuitants, and Beneficiaries, the prospectus had previously indicated that, when multiple beneficiaries are involved in a death claim, all beneficiaries had to submit a death benefit claim in good order for any beneficiary to be paid. The discussion has been revised to indicate that the Company will determine the death benefit separately for each beneficiary, and disclosures have been added indicating (1) that the death benefit proceeds for a Beneficiary will remain in the Separate account until we have received a death benefit claim in good order from that Beneficiary and (2) that each Beneficiary may receive a different death benefit amount, even where all beneficiaries have been designated so as to share equally in the proceeds.

    4. On page 20 of the prospectus, the Assignment section has been revised to indicate that assignements are subject to acceptance by the Company.

    5. On page 21 of the prospectus, we have clarified that only a positive market value will be applied to a contract being exchanged for the Horizon contract.

    6. On page 21 of the prospectus, and in the supplements, we have added a sentence indicated that the Company reserves to right to make the exchange offer only to customers of certain selling firms.

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    7.    On page 22 of the prospectus, we have revised the discussion of the
          Accumulation Unit Value to conform with the contract description.

    8. On page 32 of the prospectus, we have clarified that the section references the Annuity options that are available to the beneficiary.

    9. On page 41, we have added la disclosure concerning certain 403(b) requirements

    10. Typographical errors have been corrected and miscellaneous changes have been made to ensure consistency throughout the prospectus and SAI. Corporate information in Part C has been updated, as appropriate.

C.  EXHIBITS

The following have been included as exhibits in the filings:

    Exhibit 3(a) Amendment No. 1 to Underwriting and Administrative Services Agreement

    Exhibit 3(c)     Amendment No. 1 to Selling Agreement

    Exhibit 4(a)     Form of Policy (Form No. 3040-09)

    Exhibit 4(c)     Qualified Plan Rider (Form No. 4018-09)

    Exhibit 4(h)     Tax Sheltered Annuity (TSA) Endorsement (Form No. 4019-09)

    Exhibit 5        Application (Form No. HN 404)

    Exhibit 8(b)     Directors' Powers of Attorney

    Exhibit 9        Opinion of Counsel

    Exhibit 10       Consent of Independent Registered Public Accounting Firm

    Exhibit 13(d) Amendment No. 2 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust, et al.

    Exhibit 13(e) Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between with Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company

    Exhibit 13(f) Amendment No. 1 to the Participation Agreement dated august 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company

    Exhibit 13(h) Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust

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    Exhibit 13(i)    Amendment dated May 15, 2009 to the Amended and Restated
                     Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds,
                     Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company

D.  FINANCIAL STATEMENTS

Financial Statements for the Registrant and the Company are included in this filing.

We believe that the Amendment responds to all Staff comments and that the registration statement is now complete. Requests for acceleration from the Company, on behalf of the Registrant, and from the Principal Underwriter accompany the Amendment and seek acceleration of the effectiveness of the registration statement to July 1, 2009, or as soon as practicable thereafter.

A marked courtesy copy of the Prospectus will be sent under separate cover. If you should have any questions, please contact the undersigned at (508) 460-2438.


                                             Sincerely,

                                             /s/ Sheila B. St. Hilaire, Esq.

                                             Sheila B. St. Hilaire, Esq.